LEASE RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2017
Leases [Abstract]
Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets

These receivables typically have terms ranging from one year to six years. The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2016	2017
	(Yen in millions)
Total minimum lease payments receivable	¥35,891	¥33,868
Unguaranteed residual values	877	710
Unearned income	(3,712)	(2,658)
Executory costs	(14)	(16)

	33,042	31,904
Less, allowance for doubtful receivables	(107)	(103)

	32,935	31,801
Less, short-term lease receivables	(11,421)	(10,900)

Long-term lease receivables	¥21,514	¥20,901

Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Balance at beginning of year	¥283	¥203	¥107
Charged to costs or expenses, or charge-off	(57)	(98)	3
Foreign currency translation	(23)	2	(7)

Balance at end of year	¥203	¥107	¥103

Future Minimum Lease Payments to be Received Under Financing Leases for Future Years

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2018	¥12,030
2019	9,074
2020	6,619
2021	4,383
2022	1,491
2023 and thereafter	271

Total	¥33,868